Income Taxes - Schedule of Components of Deferred Tax Assets (Parentheticals) (Details)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Components of Deferred Tax Assets [Abstract]
At Singapore tax rate	17.00%	17.00%